Accounts Receivable (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable (Textual)
Increased the allowance for doubtful accounts	$ 51,513	$ 21,564	$ 11,739	$ 37,605